RESIGNATION OF FORMER DIRECTORS AND EXECUTIVES	12 Months Ended
Apr. 01, 2012
RESIGNATION OF FORMER DIRECTORS AND EXECUTIVES
16.	RESIGNATION OF FORMER DIRECTORS AND EXECUTIVES

In connection with the resignation of former directors and executives, we incurred severance costs of $0.2 million and $0.5 million during fiscal years 2011 and 2010, respectively, included in general and administrative expenses in the accompanying consolidated statements of earnings. Of the total amount of $0.8 million due to former directors and executives as of April 1, 2012 related to severance costs accrued in fiscal years 2011, 2010 and prior years, $0.4 million is classified as short-term within accrued expenses and $0.4 million is classified as long-term within other long-term liabilities in the accompanying consolidated balance sheets.